Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Deferred Tax Assets [Abstract]
Start-up/Organization costs	$ 124,713	$ 50,795
Intangibles	1,703	885
Stock based compensation	583,239
Net operating loss carryforwards	114,223	104,701
Total deferred tax assets	823,877	156,381
Valuation allowance	(823,877)	(156,381)
Deferred tax asset, net of allowance